Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ 539,208	$ (323,211)	$ (32,829)
Tax expense calculated at statutory tax rate	134,802	(80,803)	(8,207)
Income tax exemptions and reliefs	(72,418)
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
Total income taxes	$ 165,268	$ (43,930)